Other Employee-Related Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Other Employee-Related Obligations
Schedule of other employee-related liabilities

€ millions	2024			2023
	Current	Non-Current	Total	Current	Non-Current	Total
Other employee-related liabilities	4,208	598	4,806	4,205	546	4,751
/ Other non-financial liabilities	5,533	749	6,282	5,647	698	6,345
Other employee-related liabilities as % of / Other non-financial liabilities	76	80	77	74	78	75